Credit Facility - Additional Information (Detail) - USD ($)	Sep. 29, 2014	Oct. 31, 2014
Debt Disclosure [Abstract]
Line of credit amount	$ 100,000
Line of credit, fixed interest rate per annum	6.00%
Line of credit, repayment term	2 years
Amount of line of credit		$ 100,000